INTANGIBLE ASSETS, NET (TABLES)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

        The following summarizes the Group's intangible assets as of December 31, 2011 and 2012 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub-franchisee base	Brand name	Mortgage credit license	Total
Cost	48,747	949	541	403	2,044	-	-	52,684
Accumulated amortization	(17,120)	(357)	(219)	(100)		-	-	(17,796)

Balance as of January 1, 2011	31,627	592	322	303	2,044	-	-	34,888
Additions	-	13,811	-	-	-	45,214	6,666	65,691
Amortization	(2,348)	(1,248)	(54)	(40)	(704)	-	(358)	(4,752)

Balance as of December 31, 2011	29,279	13,155	268	263	1,340	45,214	6,308	95,827
Additions	-	-	-	-	-	-	-	-
Amortization	(2,348)	(2,070)	(54)	(40)	(704)	-	(358)	(5,574)

Balance as of December 31, 2012	26,931	11,085	214	223	636	45,214	5,950	90,253

Schedule of annual estimated amortization expense of intangible assets by year

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2013	5,504
2014	4,869
2015	4,869
2016	4,869
2017	4,869
Thereafter	20,059

Total	45,039